UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________

 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5301
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 99.9%
Consumer Discretionary - 14.8%
72	Advance Auto Parts, Inc.	$11,544
417	Amazon.com, Inc. (a)	247,548
200	Aramark	6,624
27	AutoZone, Inc. (a)	21,511
168	Bed Bath & Beyond, Inc. (a)	8,340
330	Best Buy Company, Inc.	10,705
220	BorgWarner, Inc.	8,448
141	CarMax, Inc. (a)	7,205
1,185	Carnival Corporation	62,532
481	CBS Corporation	26,498
172	Charter Communications, Inc. (a)	34,818
19	Chipotle Mexican Grill, Inc. (a)	8,948
2,207	Comcast Corporation	134,804
380	D.R. Horton, Inc.	11,487
142	Darden Restaurants, Inc.	9,415
298	Delphi Automotive plc	22,356
419	Discovery Communications, Inc. (a)	11,996
164	DISH Network Corporation (a)	7,587
233	Dollar General Corporation	19,945
240	Dollar Tree, Inc. (a)	19,790
48	Domino’s Pizza, Inc.	6,329
130	Expedia, Inc.	14,017
108	Foot Locker, Inc.	6,966
3,147	Ford Motor Company	42,485
403	Gap, Inc.	11,848
2,110	General Motors Company	66,317
95	Genuine Parts Company	9,439
246	Goodyear Tire & Rubber Company	8,113
282	H&R Block, Inc.	7,450
437	Hanesbrands, Inc.	12,385
184	Harley-Davidson, Inc.	9,445
82	Harman International Industries, Inc.	7,301
114	Hasbro, Inc.	9,131
1,088	Hilton Worldwide Holdings, Inc.	24,502
1,075	Home Depot, Inc.	143,437
360	Interpublic Group Companies, Inc.	8,262
156	Jarden Corporation (a)	9,196
685	Johnson Controls, Inc.	26,694
193	Kohl’s Corporation	8,996
241	L Brands, Inc.	21,162
533	Las Vegas Sands Corporation	27,545
81	Lear Corporation	9,005
185	Lennar Corporation	8,947
379	Liberty Interactive Corporation, QVC Group (a)	9,570
263	LKQ Corporation (a)	8,398
759	Lowe’s Companies, Inc.	57,494
304	Macy’s, Inc.	13,403
257	Marriott International, Inc.	18,293
190	Mattel, Inc.	6,388
648	McDonald’s Corporation	81,441
199	Michael Kors Holdings Ltd (a)	11,335
59	Mohawk Industries, Inc. (a)	11,263
410	Netflix, Inc. (a)	41,914
190	Newell Rubbermaid, Inc.	8,415
491	News Corporation	6,270
1,360	Nike, Inc.	83,599
153	Nordstrom, Inc.	8,753
502	Norwegian Cruise Line Holdings Ltd. (a)	27,756
4	NVR, Inc. (a)	6,930
80	O'Reilly Automotive, Inc. (a)	21,893
184	Omnicom Group, Inc.	15,314

87	Polaris Industries, Inc.	8,568
45	Priceline Group, Inc. (a)	58,003
350	PulteGroup, Inc.	6,549
58	Ralph Lauren Corporation	5,583
322	Ross Stores, Inc.	18,644
360	Royal Caribbean Cruises Ltd.	29,574
117	Scripps Networks Interactive, Inc.	7,664
87	Signet Jewelers Limited	10,791
4,926	Sirius XM Holdings, Inc. (a)	19,458
250	Skechers USA, Inc. (a)	7,613
1,152	Starbucks Corporation	68,774
372	Target Corporation	30,608
116	Tesla Motors, Inc. (a)	26,653
638	Thomson Reuters Corporation	25,826
99	Tiffany & Company	7,265
165	Time Warner Cable, Inc.	33,762
872	Time Warner, Inc.	63,264
506	TJX Companies, Inc.	39,645
226	Toll Brothers, Inc. (a)	6,669
94	Tractor Supply Company	8,503
2,032	Twenty-First Century Fox, Inc.	56,652
47	Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,106
178	Under Armour, Inc. (a)	15,100
315	V.F. Corporation	20,399
450	Viacom, Inc.	18,576
1,409	Walt Disney Company	139,928
88	Whirlpool Corporation	15,870
99	Wyndham Worldwide Corporation	7,567
312	Yum! Brands, Inc.	25,537
		2,421,653
Consumer Staples - 9.9%
1,326	Altria Group, Inc.	83,087
309	Archer-Daniels-Midland Company	11,220
129	Brown-Forman Corporation	12,703
198	Bunge Ltd.	11,221
184	Campbell Soup Company	11,737
100	Church & Dwight Company, Inc.	9,218
72	Clorox Company	9,076
2,458	Coca-Cola Company	114,027
129	Coca-Cola Enterprises, Inc.	6,545
518	Colgate-Palmolive Company	36,597
370	ConAgra Foods, Inc.	16,509
181	Constellation Brands, Inc.	27,347
293	Costco Wholesale Corporation	46,171
291	Coty, Inc.	8,098
1,074	CVS Health Corporation	111,406
109	Dr Pepper Snapple Group, Inc.	9,747
277	Estee Lauder Companies, Inc.	26,124
422	General Mills, Inc.	26,734
312	Hershey Company	28,732
518	Hormel Foods Corporation	22,398
97	J. M. Smucker Company	12,594
185	Kellogg Company	14,162
206	Kimberly-Clark Corporation	27,709
1,461	Kraft Heinz Company	114,776
800	Kroger Company	30,600
85	McCormick & Company, Inc.	8,456
127	Mead Johnson Nutrition Company	10,791
105	Molson Coors Brewing Company	10,099
988	Mondelez International, Inc.	39,639
181	Monster Beverage Corporation (a)	24,142
972	Pepsico, Inc.	99,611
898	Philip Morris International, Inc.	88,103
1,878	Procter & Gamble Company	154,578
1,282	Reynolds American, Inc.	64,497
421	Sysco Corporation	19,673
382	Tyson Foods, Inc.	25,464
1,025	Walgreens Boots Alliance, Inc.	86,346

2,208	Wal-Mart Stores, Inc.	151,226
172	Whitewave Foods Company (a)	6,990
197	Whole Foods Market, Inc.	6,129
		1,624,282
Energy - 4.7%
336	Antero Resources Corporation (a)	8,356
181	Baker Hughes, Inc.	7,933
96	Buckeye Partners LP	6,522
28	California Resources Corporation	29
1,037	Chevron Corporation	98,930
679	ConocoPhillips	27,343
390	Enbridge Energy Partners, LP	7,145
6,070	Energy Transfer Equity, LP	43,279
733	Energy Transfer Partners, LP	23,705
1,478	Enterprise Products Partners, LP	36,388
171	EOG Resources, Inc.	12,411
1,846	Exxon Mobil Corporation	154,307
446	Halliburton Company	15,931
183	Hess Corporation	9,635
273	HollyFrontier Corporation	9,642
1,482	Kinder Morgan, Inc.	26,469
154	Magellan Midstream Partners LP	10,595
569	Marathon Oil Corporation	6,339
617	Marathon Petroleum Corporation	22,940
248	National Oilwell Varco, Inc.	7,713
296	Occidental Petroleum Corporation	20,255
234	ONEOK Partners, LP	7,348
526	Phillips 66	45,546
389	Plains All American Pipeline, LP	8,157
204	Range Resources Corporation	6,606
412	Schlumberger Ltd.	30,385
1,636	SeaDrill Ltd. (a)	5,399
530	Spectra Energy Corporation	16,218
209	Spectra Energy Partners, LP	10,057
280	Sunoco Logistics Partners LP	7,020
167	Tesoro Corporation	14,364
655	Valero Energy Corporation	42,012
228	Western Gas Equity Partners, LP	8,126
493	Williams Companies, Inc.	7,923
683	Williams Partners LP	13,967
		778,995
Financials - 18.1%
64	Affiliated Managers Group, Inc. (a)	10,394
514	AFLAC, Inc.	32,454
351	Allstate Corporation	23,647
1,132	American Express Company	69,505
1,318	American International Group, Inc.	71,238
267	American Tower Corporation (b)	27,333
319	Ameriprise Financial, Inc.	29,989
216	AmTrust Financial Services, Inc.	5,590
855	Annaly Capital Management, Inc. (b)	8,772
370	Aon plc	38,646
302	Arthur J Gallagher & Company	13,433
89	AvalonBay Communities, Inc. (b)	16,928
14,063	Bank of America Corporation	190,132
1,159	Bank of New York Mellon Corporation	42,686
800	BB&T Corporation	26,616
1,348	Berkshire Hathaway, Inc. (a)	191,254
152	BlackRock, Inc.	51,767
2,595	Blackstone Group LP	72,790
81	Boston Properties, Inc. (b)	10,293
188	Brown & Brown, Inc.	6,730
547	Capital One Financial Corporation	37,913
1,283	Charles Schwab Corporation	35,950
295	Chubb Ltd	35,149
243	CIT Group, Inc.	7,540
3,817	Citigroup, Inc.	159,360
568	Citizens Financial Group, Inc.	11,900

238	CME Group, Inc.	22,860
312	CNA Financial Corporation	10,040
165	Comerica, Inc.	6,249
212	Crown Castle International Corporation (b)	18,338
75	Digital Realty Trust, Inc. (b)	6,637
492	Discover Financial Services	25,053
334	E*TRADE Financial Corporation (a)	8,180
39	Equinix, Inc. (b)	12,898
245	Equity Residential (b)	18,382
37	Essex Property Trust, Inc. (b)	8,653
44	Everest Re Group Ltd.	8,687
75	Extra Space Storage, Inc. (b)	7,009
50	FactSet Research Systems, Inc.	7,576
725	Fifth Third Bancorp	12,100
124	First Republic Bank	8,263
376	FNF Group	12,746
383	Franklin Resources, Inc.	14,956
586	General Growth Properties, Inc. (b)	17,422
504	Goldman Sachs Group, Inc.	79,118
419	Hartford Financial Services Group, Inc.	19,307
352	HCP, Inc. (b)	11,468
607	Host Hotels & Resorts, Inc. (b)	10,137
751	Huntington Bancshares, Inc.	7,164
456	Invesco Ltd.	14,031
4,141	JPMorgan Chase & Company	245,230
771	KeyCorp	8,512
282	Kimco Realty Corporation (b)	8,116
2,324	Leucadia National Corporation	37,579
445	Lincoln National Corporation	17,444
396	Loews Corporation	15,151
133	M&T Bank Corporation	14,763
577	Marsh & McLennan Companies, Inc.	35,076
273	McGraw Hill Financial, Inc.	27,021
1,590	MetLife, Inc.	69,865
266	Moody’s Corporation	25,685
2,279	Morgan Stanley	56,998
242	Nasdaq, Inc.	16,064
684	Navient Corporation	8,187
208	Northern Trust Corporation	13,555
466	PNC Financial Services Group, Inc.	39,410
446	Principal Financial Group, Inc.	17,595
487	Progressive Corporation	17,113
267	Prologis, Inc. (b)	11,796
662	Prudential Financial, Inc.	47,810
89	Public Storage (b)	24,549
114	Raymond James Financial, Inc.	5,428
113	Realty Income Corporation (b)	7,064
1,178	Regions Financial Corporation	9,247
102	Reinsurance Group of America, Inc.	9,817
193	Simon Property Group, Inc. (b)	40,084
450	State Street Corporation	26,334
573	SunTrust Banks, Inc.	20,674
739	Synchrony Financial (a)	21,180
182	T. Rowe Price Group, Inc.	13,370
521	TD Ameritrade Holding Corporation	16,427
112	Torchmark Corporation	6,066
326	Travelers Companies, Inc.	38,047
283	Unum Group	8,750
1,694	US Bancorp	68,759
182	Ventas, Inc. (b)	11,459
521	Voya Financial, Inc.	15,510
5,308	Wells Fargo & Company	256,695
281	Welltower, Inc. (b)	19,485
373	Weyerhaeuser Company (b)	11,556
261	XL Group plc	9,605
		2,968,359
Health Care - 12.7%
1,145	Abbott Laboratories	47,895

1,827	AbbVie, Inc.	104,358
301	Aetna, Inc.	33,817
250	Agilent Technologies, Inc.	9,963
222	Alexion Pharmaceuticals, Inc. (a)	30,907
312	AmerisourceBergen Corporation	27,004
673	Amgen, Inc.	100,903
218	Anthem, Inc.	30,300
445	Baxalta, Inc.	17,978
359	Baxter International, Inc.	14,748
194	Becton, Dickinson and Company	29,453
238	Biogen, Inc. (a)	61,956
908	Boston Scientific Corporation (a)	17,080
1,115	Bristol-Myers Squibb Company	71,226
42	C.R. Bard, Inc.	8,512
271	Cardinal Health, Inc.	22,209
937	Celgene Corporation (a)	93,784
128	Centene Corporation (a)	7,881
282	Cerner Corporation (a)	14,935
225	Cigna Corporation	30,879
139	DaVita HealthCare Partners, Inc. (a)	10,200
145	Edwards Lifesciences Corporation (a)	12,790
503	Eli Lilly and Company	36,221
313	Endo International plc (a)	8,811
669	Express Scripts Holding Company (a)	45,954
1,833	Gilead Sciences, Inc.	168,379
437	HCA Holdings, Inc. (a)	34,108
57	Henry Schein, Inc. (a)	9,840
111	Humana, Inc.	20,307
101	Illumina, Inc. (a)	16,373
186	Incyte Corporation (a)	13,479
23	Intuitive Surgical, Inc. (a)	13,824
47	Jazz Pharmaceuticals plc (a)	6,136
1,969	Johnson & Johnson	213,046
84	Laboratory Corporation of America Holdings (a)	9,839
292	Mallinckrodt plc (a)	17,894
235	McKesson Corporation	36,954
250	Medivation, Inc. (a)	11,495
788	Medtronic plc	59,100
2,074	Merck & Company, Inc.	109,735
19	Mettler-Toledo International, Inc. (a)	6,550
575	Mylan NV (a)	26,651
112	Perrigo Company plc	14,328
3,535	Pfizer, Inc.	104,777
122	Quest Diagnostics, Inc.	8,717
85	Quintiles Transnational Holdings, Inc. (a)	5,534
67	Regeneron Pharmaceuticals, Inc. (a)	24,150
208	St Jude Medical, Inc.	11,440
292	Stryker Corporation	31,329
298	Thermo Fisher Scientific, Inc.	42,194
909	UnitedHealth Group, Inc.	117,170
81	Universal Health Services, Inc.	10,102
52	Waters Corporation (a)	6,860
126	WellCare Health Plans, Inc. (a)	11,687
172	Zimmer Biomet Holdings, Inc.	18,340
392	Zoetis, Inc.	17,377
		2,087,479
Industrials - 10.3%
457	3M Company	76,150
45	Acuity Brands, Inc.	9,816
214	AECOM (a)	6,589
158	Alaska Air Group, Inc.	12,959
26	AMERCO	9,290
913	American Airlines Group, Inc.	37,442
184	AMETEK, Inc.	9,196
143	B/E Aerospace, Inc.	6,595
618	Boeing Company	78,449
264	Caterpillar, Inc.	20,207
134	CH Robinson Worldwide, Inc.	9,947

98	Cintas Corporation	8,801
811	CSX Corporation	20,883
123	Cummins, Inc.	13,523
568	Danaher Corporation	53,881
191	Deere & Company	14,705
1,616	Delta Air Lines, Inc.	78,667
130	Dover Corporation	8,363
374	Eaton Corporation plc	23,397
448	Emerson Electric Company	24,362
74	Equifax, Inc.	8,458
140	Expeditors International of Washington, Inc.	6,833
207	Fastenal Company	10,143
246	FedEx Corporation	40,029
285	General Dynamics Corporation	37,441
7,346	General Electric Company	233,529
388	HD Supply Holdings, Inc. (a)	12,831
458	Hertz Global Holdings, Inc. (a)	4,823
643	Honeywell International, Inc.	72,048
70	Huntington Ingalls Industries, Inc.	9,586
89	IHS, Inc. (a)	11,050
282	Illinois Tool Works, Inc.	28,888
240	Ingersoll-Rand plc	14,882
112	JB Hunt Transport Services, Inc.	9,435
398	JetBlue Airways Corporation (a)	8,406
109	Kansas City Southern	9,314
54	L-3 Communications Holdings, Inc.	6,399
244	Lockheed Martin Corporation	54,046
305	Masco Corporation	9,592
159	Nielsen Holdings plc	8,373
289	Norfolk Southern Corporation	24,059
131	Northrop Grumman Corporation	25,925
309	PACCAR, Inc.	16,899
122	Parker-Hannifin Corporation	13,552
159	Pentair plc	8,627
240	Raytheon Company	29,431
225	Republic Services, Inc.	10,721
96	Rockwell Automation, Inc.	10,920
110	Rockwell Collins, Inc.	10,143
56	Roper Technologies, Inc.	10,235
39	Snap-on, Inc.	6,123
1,160	Southwest Airlines Company	51,968
166	Spirit AeroSystems Holdings, Inc. (a)	7,530
127	Stanley Black & Decker, Inc.	13,362
55	Stericycle, Inc. (a)	6,941
223	Textron, Inc.	8,131
51	TransDigm Group, Inc. (a)	11,237
448	Tyco International plc	16,446
774	Union Pacific Corporation	61,572
525	United Continental Holdings, Inc. (a)	31,427
685	United Parcel Service, Inc.	72,247
140	United Rentals, Inc. (a)	8,707
644	United Technologies Corporation	64,464
127	Verisk Analytics, Inc. (a)	10,150
44	W.W. Grainger, Inc.	10,271
84	Wabtec Corporation	6,660
276	Waste Management, Inc.	16,284
242	XPO Logistics, Inc. (a)	7,429
		1,690,789
Information Technology - 21.1%
490	Accenture plc	56,546
355	Activision Blizzard, Inc.	12,013
509	Adobe Systems, Inc. (a)	47,744
127	Akamai Technologies, Inc. (a)	7,057
57	Alliance Data Systems Corporation (a)	12,540
557	Alphabet, Inc. (a)	424,935
219	Amphenol Corporation	12,663
260	Analog Devices, Inc.	15,389
6,293	Apple, Inc.	685,874

1,147	Applied Materials, Inc.	24,293
273	ARRIS International, plc. (a)	6,257
107	Arrow Electronics, Inc. (a)	6,892
322	Automatic Data Processing, Inc.	28,887
281	Broadcom Ltd	43,415
117	Check Point Software Technologies Ltd (a)	10,234
4,327	Cisco Systems, Inc.	123,190
129	Citrix Systems, Inc. (a)	10,137
575	Cognizant Technology Solutions Corporation (a)	36,052
917	Corning, Inc.	19,156
803	eBay, Inc. (a)	19,160
302	Electronic Arts, Inc. (a)	19,965
1,161	EMC Corporation	30,941
2,955	Facebook, Inc. (a)	337,165
287	Fidelity National Information Services, Inc.	18,170
167	Fiserv, Inc. (a)	17,131
80	FleetCor Technologies, Inc. (a)	11,900
94	Global Payments, Inc.	6,138
99	Harris Corporation	7,708
1,182	Hewlett Packard Enterprise Company	20,957
1,114	HP, Inc.	13,724
4,410	Intel Corporation	142,663
818	International Business Machines Corporation	123,886
153	Intuit, Inc.	15,914
366	Juniper Networks, Inc.	9,337
121	KLA-Tencor Corporation	8,810
166	Lam Research Corporation	13,712
151	Linear Technology Corporation	6,729
798	MasterCard, Inc.	75,411
171	Maxim Integrated Products, Inc.	6,289
143	Microchip Technology, Inc.	6,893
1,024	Micron Technology, Inc. (a)	10,721
5,459	Microsoft Corporation	301,501
158	Motorola Solutions, Inc.	11,961
308	NCR Corporation (a)	9,218
354	NVIDIA Corporation	12,613
2,958	Oracle Corporation	121,012
249	Paychex, Inc.	13,448
1,019	Paypal Holdings, Inc. (a)	39,333
1,255	QUALCOMM, Inc.	64,181
124	Red Hat, Inc. (a)	9,239
504	salesforce.com, Inc. (a)	37,210
187	Seagate Technology plc	6,442
226	Skyworks Solutions, Inc.	17,605
323	TE Connectivity Ltd.	20,000
752	Texas Instruments, Inc.	43,180
120	Total System Services, Inc.	5,710
141	Vantiv, Inc. (a)	7,597
73	VeriSign, Inc. (a)	6,463
2,159	Visa, Inc.	165,120
360	VMware, Inc. (a)	18,832
190	Western Digital Corporation	8,976
393	Western Union Company	7,581
206	Xilinx, Inc.	9,771
344	Yahoo!, Inc. (a)	12,663
		3,456,254
Materials - 2.6%
164	Air Products & Chemicals, Inc.	23,624
1,109	Alcoa, Inc.	10,624
92	Ball Corporation	6,559
126	Celanese Corporation	8,253
195	CF Industries Holdings, Inc.	6,111
1,144	Dow Chemical Company	58,184
555	E. I. du Pont de Nemours and Company	35,143
114	Eastman Chemical Company	8,234
226	Ecolab, Inc.	25,204
59	International Flavors & Fragrances, Inc.	6,712
322	International Paper Company	13,215

459	LyondellBasell Industries NV	39,281
72	Martin Marietta Materials, Inc.	11,485
337	Monsanto Company	29,568
272	Mosaic Company	7,344
333	Newmont Mining Corporation	8,851
230	Nucor Corporation	10,879
941	Platform Specialty Products Corporation (a)	8,093
230	PPG Industries, Inc.	25,643
200	Praxair, Inc.	22,890
191	Sealed Air Corporation	9,170
79	Sherwin-Williams Company	22,489
388	Southern Copper Corporation	10,751
171	Vulcan Materials Company	18,052
		426,359
Telecommunication Services - 2.7%
4,776	AT&T, Inc.	187,076
407	CenturyLink, Inc.	13,008
218	Level 3 Communications, Inc. (a)	11,521
153	SBA Communications Corporation (a)	15,326
11,025	Sprint Corporation (a)	38,367
808	T-Mobile US, Inc. (a)	30,946
2,665	Verizon Communications, Inc.	144,123
258	Zayo Group Holdings, Inc. (a)	6,254
		446,621
Utilities - 3.0%
704	Abengoa Yield plc	12,517
200	Ameren Corporation	10,020
398	American Electric Power Company, Inc.	26,427
130	American Water Works Company, Inc.	8,961
1,003	Calpine Corporation (a)	15,216
1,263	CenterPoint Energy, Inc.	26,422
241	Consolidated Edison, Inc.	18,465
424	Dominion Resources, Inc.	31,851
171	DTE Energy Company	15,503
534	Duke Energy Corporation	43,083
206	Edison International	14,809
148	Entergy Corporation	11,734
266	Eversource Energy	15,518
783	Exelon Corporation	28,078
466	FirstEnergy Corporation	16,762
374	NextEra Energy, Inc.	44,259
955	NRG Energy, Inc.	12,425
392	PG&E Corporation	23,410
105	Pinnacle West Capital Corporation	7,882
394	PPL Corporation	15,000
396	Public Service Enterprise Group	18,667
143	SCANA Corporation	10,032
674	Southern Company	34,866
201	Westar Energy, Inc.	9,972
426	Xcel Energy, Inc.	17,815
		489,694
TOTAL COMMON STOCKS (Cost $16,458,785)		16,390,485

SHORT-TERM INVESTMENTS - 0.1%
14,900	First American Prime Obligation Fund-Class Z, 0.31% *	14,900
TOTAL SHORT-TERM INVESTMENTS (Cost $14,900)		14,900
TOTAL INVESTMENTS - 100.0% (Cost $16,473,685)		16,405,385
Other Assets in Excess of Liabilities - 0.0%		2,718
NET ASSETS - 100.0%		$16,408,103

(a)	Non-income producing security.
(b)	Real Estate Investment Trusts (REIT)
*	Rate shown is the annualized seven-day yield as of March 31, 2016
The Global Industry Classification Standard(GICS®) was developed y and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial
Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$16,588,151
Gross unrealized appreciation	862,200
Gross unrealized depreciation	(1,044,966)
Net unrealized depreciation	$(182,766)

+Because tax adjustments are calculated annually, the table above reflects tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant the observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based the information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investment as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,390,485	$-	$-	$16,390,485
Short-Term Investments	14,900	-	-	14,900
Total Investments in Securities	$16,405,385	$-	$-	$16,405,385
^See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal execute officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul Fearday
                                                  Paul R. Fearday, President (principal executive officer)

Date  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul Fearday
 Paul R. Fearday, President (principal executive officer)

Date May 31, 2016

By (Signature and Title)*  /s/ Kristen Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date May 31, 2016

* Print the name and title of each signing officer under his or her signature.